Organization (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 154,494	¥ 1,075,557		¥ 1,741,911		¥ 1,765,572
Restricted cash	163,868	1,140,819		1,619,937		1,092,921
Loans and advances, net	218,029	1,517,876		1,482,368
Short-term investments				4,100
Amounts due from related parties	3,455	24,052		21,797
Total current assets	603,239	4,199,636		5,430,278
Non-current assets:
Restricted cash				19,368		¥ 4,000
Long-term investments	1,950	13,574		13,333
Loans and advances, net	7,131	49,643		421,564
Property, equipment and software, net	8,587	59,783		88,731
Goodwill	835	5,812		5,812
Deferred tax assets	96,970	675,089	¥ 415,039	329,796
Total non-current assets	118,838	827,330		886,210
Total assets	722,077	5,026,966		6,316,488
Current liabilities:
Payable to institutional funding partners and online investors	41,516	289,026		1,005,236
Current account with online investors and borrowers	183,172	1,275,210		2,005,605
Income tax payable	34,058	237,102		70,679
Accrued expenses and other liabilities	57,083	397,406		501,439
Amounts due to related parties	4,173	29,050		28,728
Contract liabilities				11,962
Total current liabilities	359,035	2,499,535		3,623,649
Non-current liabilities:
Payable to institutional funding partners and online investors	7,389	51,444		450,160
Contract liabilities	28,481	198,282
Deferred revenue				11,343
Other non-current liabilities				14,110
Total non-current liabilities	35,870	249,726		475,613
Total liabilities	394,905	2,749,261		4,099,262
VIEs
Current assets:
Cash and cash equivalents	77,493	539,491		1,419,293
Restricted cash	163,868	1,140,819		1,619,937
Loans and advances, net	218,029	1,517,876		1,482,368
Short-term investments				4,100
Prepaid expenses and other assets	63,036	438,842		553,251
Amounts due from related parties	7,155	49,815		42,680
Total current assets	529,581	3,686,843		5,121,629
Non-current assets:
Restricted cash				19,368
Long-term investments	1,915	13,333		13,333
Loans and advances, net	7,131	49,643		421,564
Prepaid expenses and other assets	3,365	23,429		7,606
Property, equipment and software, net	8,423	58,638		88,684
Goodwill	441	3,067		3,067
Deferred tax assets	96,970	675,089		329,796
Total non-current assets	118,245	823,199		883,418
Total assets	647,826	4,510,042		6,005,047
Current liabilities:
Payable to institutional funding partners and online investors	41,516	289,026		1,005,236
Current account with online investors and borrowers	183,172	1,275,210		2,005,605
Income tax payable	32,832	228,573		59,461
Accrued expenses and other liabilities	55,067	383,365		459,415
Amounts due to related parties	90,266	628,414		452,518
Contract liabilities	39,033	271,741
Deferred revenue				11,962
Total current liabilities	441,886	3,076,329		3,994,197
Non-current liabilities:
Payable to institutional funding partners and online investors	7,389	51,444		450,160
Contract liabilities	28,481	198,282
Deferred revenue				11,343
Other non-current liabilities				14,110
Total non-current liabilities	35,870	249,726		475,613
Total liabilities	$ 477,756	¥ 3,326,055		¥ 4,469,810